UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2014

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments:

Putnam Emerging Markets Equity Fund

The fund's portfolio
11/30/13 (Unaudited)

COMMON STOCKS (95.6%)(a)
			Shares	Value

Aerospace and defense (0.6%)

Embraer SA ADR (Brazil)			8,103	$251,274

				251,274
Auto components (1.9%)

Delphi Automotive PLC (United Kingdom)			3,968	232,326

Hyundai Mobis Co., Ltd. (South Korea)			1,818	527,380

				759,706
Automobiles (2.8%)

Hyundai Motor Co. (South Korea)			1,031	245,499

Kia Motors Corp. (South Korea)			8,088	461,604

Tata Motors, Ltd. (India)			62,848	400,984

				1,108,087
Beverages (2.1%)

AMBEV SA ADR (Brazil)			68,100	514,836

Fomento Economico Mexicano SAB de CV ADR (Mexico)			3,385	321,406

				836,242
Chemicals (2.9%)

China BlueChemical, Ltd. (China)			316,000	214,402

LG Chemical, Ltd. (South Korea)			1,259	345,592

Mexichem SAB de CV (Mexico)			54,183	228,765

PTT Global Chemical PCL (Thailand)			152,900	363,084

				1,151,843
Commercial banks (14.5%)

Bangkok Bank PCL NVDR (Thailand)			76,900	450,240

Bank Mandiri (Persero) Tbk PT (Indonesia)			414,500	265,072

Bank Millennium SA (Poland)(NON)			100,103	243,707

China Construction Bank Corp. (China)			738,000	597,821

Credicorp, Ltd. (Peru)			3,469	445,767

Dubai Islamic Bank PJSC (United Arab Emirates)(NON)			60,009	72,583

Erste Group Bank AG (Czech Republic)			8,217	288,771

First Gulf Bank (United Arab Emirates)			26,191	121,206

Grupo Financiero Banorte SAB de CV (Mexico)			109,625	747,654

Industrial and Commercial Bank of China, Ltd. (China)			548,000	393,723

Itau Unibanco Holding SA ADR (Preference) (Brazil)			20,784	292,431

Jammu & Kashmir Bank, Ltd. (India)			15,278	297,467

Philippine National Bank (Philippines)(NON)			155,650	297,255

Powszechna Kasa Oszczednosci Bank Polski SA (Poland)			25,342	336,411

Qatar National Bank SAQ (Qatar)(NON)			2,366	111,782

Sberbank of Russia ADR (Russia)			59,861	741,890

				5,703,780
Commercial services and supplies (1.2%)

China Everbright International, Ltd. (China)			251,000	279,732

Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (Brazil)			12,239	191,902

				471,634
Computers and peripherals (0.8%)

Casetek Holdings, Ltd. (Taiwan)			61,000	323,613

				323,613
Construction and engineering (4.3%)

China Railway Group, Ltd. (China)			677,000	390,348

China Singyes Solar Technologies Holdings, Ltd. (China)			236,000	269,408

China State Construction International Holdings, Ltd. (China)			124,000	217,848

Daelim Industrial Co., Ltd. (South Korea)			4,812	456,965

Grana y Montero SA ADR (Peru)(NON)			7,907	155,768

Mota-Engil SGPS SA (Portugal)			33,689	203,279

				1,693,616
Construction materials (1.8%)

Cemex Latam Holdings SA (Colombia)(NON)			26,901	199,390

Cemex SAB de CV ADR (Mexico)			22,276	243,477

Holcim, Ltd. (Switzerland)			3,667	265,028

				707,895
Diversified consumer services (1.2%)

Estacio Participacoes SA (Brazil)			27,400	234,882

New Oriental Education & Technology Group, Inc. ADR (China)			8,547	253,760

				488,642
Diversified telecommunication services (1.6%)

China Telecom Corp, Ltd. (China)			608,000	328,604

Telekomunikasi Indonesia Persero Tbk PT (Indonesia)			1,697,000	308,545

				637,149
Electric utilities (1.1%)

Tenaga Nasional Bhd (Malaysia)			138,200	422,790

				422,790
Energy equipment and services (1.6%)

Ezion Holdings, Ltd. (Singapore)			200,400	335,371

SPT Energy Group, Inc. (China)			410,000	282,410

				617,781
Food and staples retail (5.0%)

Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (Preference) (Brazil)			9,783	460,584

CP ALL PCL (Thailand)			328,000	416,257

Jeronimo Martins SGPS SA (Portugal)			10,806	222,694

Magnit OJSC (Russia)			1,537	426,591

Puregold Price Club, Inc. (Philippines)			253,800	244,379

Shoprite Holdings, Ltd. (South Africa)			10,767	189,043

				1,959,548
Gas utilities (1.2%)

China Resources Gas Group, Ltd. (China)			152,000	466,634

				466,634
Health-care providers and services (0.6%)

Sinopharm Group Co. (China)			86,400	256,886

				256,886
Hotels, restaurants, and leisure (3.0%)

Alsea SAB de CV (Mexico)			76,245	229,406

Grand Korea Leisure Co., Ltd. (South Korea)			9,360	355,986

Hana Tour Service, Inc. (South Korea)			5,120	314,467

Minor International PCL (Thailand)			363,700	275,239

				1,175,098
Household durables (0.9%)

Coway Co., Ltd. (South Korea)			5,509	344,605

				344,605
Independent power producers and energy traders (0.4%)

China Resources Power Holdings Co., Ltd. (China)			64,000	154,870

				154,870
Insurance (3.3%)

Cathay Financial Holding Co., Ltd. (Taiwan)			234,653	368,702

China Pacific Insurance (Group) Co., Ltd. (China)			92,800	392,624

Hanwha Life Insurance Co., Ltd. (South Korea)			57,720	395,417

Porto Seguro SA (Brazil)			12,418	157,097

				1,313,840
Internet and catalog retail (1.4%)

Bigfoot GmbH (acquired 8/2/13, cost $87,928) (Private) (Brazil)(F)(RES)(NON)			4	67,453

Ctrip.com International, Ltd. ADR (China)(NON)			4,504	215,201

GS Home Shopping, Inc. (South Korea)			1,088	290,531

				573,185
Internet software and services (3.6%)

Baidu, Inc. ADR (China)(NON)			1,119	186,392

Naver Corp. (South Korea)			430	281,168

SINA Corp. (China)(NON)			2,217	170,864

Tencent Holdings, Ltd. (China)			10,700	618,878

Yandex NV Class A (Russia)(NON)			3,560	141,510

				1,398,812
IT Services (1.5%)

HCL Technologies, Ltd. (India)			22,127	384,540

Infosys, Ltd. (India)			3,830	205,600

				590,140
Media (3.3%)

CJ CGV Co., Ltd. (South Korea)			7,380	335,772

Global Mediacom Tbk PT (Indonesia)			1,278,500	208,408

Naspers, Ltd. Class N (South Africa)			5,225	496,851

Sun TV Network, Ltd. (India)			41,903	248,105

				1,289,136
Metals and mining (0.9%)

Vale SA ADR (Brazil)			14,439	221,205

Vale SA ADR (Preference) (Brazil)			9,463	132,766

				353,971
Multiline retail (1.1%)

Matahari Department Store Tbk PT (Indonesia)(NON)			160,500	154,966

Woolworths Holdings, Ltd. (South Africa)			35,551	258,200

				413,166
Oil, gas, and consumable fuels (8.6%)

CNOOC, Ltd. (China)			342,000	700,539

Coal India, Ltd. (India)			47,419	206,363

Gazprom Neft OAO ADR (Russia)			9,031	203,355

Genel Energy PLC (Jersey)(NON)			10,324	179,424

Lukoil OAO ADR (Russia)			12,966	801,076

Pacific Rubiales Energy Corp. (Colombia)			17,255	320,725

Petroleo Brasileiro SA ADR (Preference) (Brazil)			18,396	304,270

Surgutneftegas OAO (Preference) (Russia)			608,620	431,542

Ultrapar Participacoes SA (Brazil)			9,648	239,852

				3,387,146
Pharmaceuticals (1.4%)

Aspen Pharmacare Holdings, Ltd. (South Africa)			10,109	260,072

Richter Gedeon Nyrt (Hungary)			13,542	273,879

				533,951
Real estate management and development (2.7%)

Bekasi Fajar Industrial Estate Tbk PT (Indonesia)			3,352,000	107,880

BR Malls Participacoes SA (Brazil)			23,912	196,172

China Overseas Grand Oceans Group, Ltd. (China)			190,000	201,456

China Overseas Land & Investment, Ltd. (China)			84,000	261,127

Hemaraj Land and Development PCL (Thailand)			2,272,900	285,971

				1,052,606
Semiconductors and semiconductor equipment (11.1%)

Hermes Microvision, Inc. (Taiwan)			2,390	74,380

Inotera Memories, Inc. (Taiwan)(NON)			415,000	295,888

Radiant Opto-Electronics Corp. (Taiwan)			78,220	278,847

Samsung Electronics Co., Ltd. (South Korea)			1,772	2,501,528

SK Hynix, Inc. (South Korea)(NON)			9,210	308,073

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			254,889	904,350

				4,363,066
Specialty retail (0.7%)

China ZhengTong Auto Services Holdings, Ltd. (China)(NON)			416,000	282,787

				282,787
Textiles, apparel, and luxury goods (0.4%)

Compagnie Financiere Richemont SA ADR (Switzerland)			17,138	175,394

				175,394
Thrifts and mortgage finance (1.9%)

Housing Development Finance Corp., Ltd. (HDFC) (India)			55,326	729,358

				729,358
Tobacco (0.6%)

British American Tobacco (BAT) PLC (United Kingdom)			4,092	217,801

				217,801
Water utilities (0.5%)

Beijing Enterprises Water Group, Ltd. (China)			362,000	203,587

				203,587
Wireless telecommunication services (3.1%)

Kcell JSC ADR (Kazakhstan)			13,186	227,440

Mobile Telesystems OJSC (Russia)(NON)			31,816	301,369

MTN Group, Ltd. (South Africa)			26,912	523,637

Turkcell Iletisim Hizmetleri AS (Turkey)(NON)			24,765	149,627

				1,202,073

Total common stocks (cost $33,142,043)				$37,611,712

WARRANTS (0.9%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Ecobank Transnational, Inc. 144A (Nigeria)(FWC)	11/25/14	$100.00	1,307,348	$122,891

Guaranty Trust Bank PLC 144A (Nigeria)	9/19/14	0.00	485,836	82,592

Saudi Industrial Investment Group 144A (Saudi Arabia)	10/28/15	SAR 0.00001	9,771	77,900

Zenith Bank PLC 144A (Nigeria)	9/19/14	$0.00	607,907	81,460

Total warrants (cost $354,621)				$364,843

INVESTMENT COMPANIES (0.8%)(a)
			Shares	Value

iShares MSCI Taiwan ETF (Taiwan)			20,557	$295,610

Total investment companies (cost $297,694)				$295,610

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration		Contract
	date/strike price		amount	Value

iShares MSCI Emerging Markets ETF (Put)	Jan-14/$40.00		$61,011	$34,166

Total purchased options outstanding (cost $62,231)				$34,166

SHORT-TERM INVESTMENTS (2.5%)(a)
			Shares	Value

Putnam Short Term Investment Fund 0.08%(AFF)			970,245	$970,245

Total short-term investments (cost $970,245)				$970,245

TOTAL INVESTMENTS

Total investments (cost $34,826,834)(b)				$39,276,576

WRITTEN OPTIONS OUTSTANDING at 11/30/13 (premiums $23,184) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

iShares MSCI Emerging Markets ETF (Put)	Jan-14/$36.00	$61,011	$8,487

Total			$8,487

Key to holding's currency abbreviations
SAR	Saudi Arabian Riyal
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
JSC	Joint Stock Company
NVDR	Non-voting Depository Receipt
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2013 through November 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $39,346,781.
(b)	The aggregate identified cost on a tax basis is $35,094,576, resulting in gross unrealized appreciation and depreciation of $5,475,476 and $1,293,476, respectively, or net unrealized appreciation of $4,182,000.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $67,453, or 0.2% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Short Term Investment Fund *	$537,313	$5,522,479	$5,089,547	$155	$970,245
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(FWC)	Forward commitment, in part or in entirety.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	China	18.7%
	South Korea	18.2
	Brazil	8.3
	Russia	7.8
	Taiwan	6.5
	India	6.3
	Thailand	4.6
	Mexico	4.5
	South Africa	4.4
	Indonesia	2.7
	United States	2.5
	Peru	1.5
	Poland	1.5
	Philippines	1.4
	Colombia	1.3
	United Kingdom	1.1
	Switzerland	1.1
	Portugal	1.1
	Malaysia	1.1
	Singapore	0.9
	Czech Republic	0.7
	Nigeria	0.7
	Hungary	0.7
	Kazakhstan	0.6
	United Arab Emirates	0.5
	Jersey	0.4
	Other	0.9

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Options contracts: The fund used options contracts to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer discretionary	$5,611,908	$930,445	$67,453
Consumer staples	2,384,053	629,538	—
Energy	2,821,072	1,183,855	—
Financials	6,883,234	1,916,350	—
Health care	256,886	533,951	—
Industrials	2,213,245	203,279	—
Information technology	6,675,631	—	—
Materials	1,948,681	265,028	—
Telecommunication services	938,518	900,704	—
Utilities	1,247,881	—	—
Total common stocks	30,981,109	6,563,150	67,453
Investment companies	295,610	—	—
Purchased options outstanding	—	34,166	—
Warrants	—	364,843	—
Short-term investments	970,245	—	—

Totals by level	$32,246,964	$6,962,159	$67,453

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options outstanding	$—	$(8,487)	$—

Totals by level	$—	$(8,487)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Equity contracts	$399,009	$8,487

Total	$399,009	$8,487

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Purchased equity option contracts (contract amount)	$46,000
Written equity option contracts (contract amount)	$46,000
Warrants (number of warrants)	1,800,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 28, 2014